Note 7 - Leases - Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 4
Thereafter	0
Total undiscounted lease payments	4
Less: imputed interest	0
Present value of lease liabilities	4
Less: current portion	(4)	$ (155)
Operating lease liabilities, net of current portion	$ 0	$ 4